Right-of-use asset and lease liability (Tables)	9 Months Ended
Sep. 30, 2026
Right-of-use Asset And Lease Liability
Schedule of right-of-use asset

Right-of-use asset

Cost:
Balance, December 31, 2025	$3,206,581
Disposal	(3,206,581)
Balance, September 30, 2026	$-

Depreciation:
Balance, December 31, 2025	$207,328
Depreciation charge for the year	262,464
Disposal	(471,659)
Foreign exchange	1,867
Balance, September 30, 2026	$-

Net book value:
As at September 30, 2026	$-

Cost:
Balance, December 31, 2024	$-
Additions	3,208,882
Foreign exchange	(2,301)
Balance, December 31, 2025	$3,206,581

Depreciation:
Balance, December 31, 2024	$-
Depreciation charge for the year	207,328
Disposals	-
Balance, December 31, 2025	$207,328

Net book value:
As at December 31, 2025	$2,999,253

Schedule of lease liability

Lease liability

Lease liability as at December 31, 2024	$-
Additions	3,208,882
Interest expense	92,080
Lease payments	(198,774)
Lease liability as at December 31, 2025	$3,102,188
Interest expense	106,111
Lease payments	(326,047)
Disposal	(2,882,252)
Lease liability as at September 30, 2026	$-

Schedule of total lease liability
	September 30, 2026	December 31, 2025
Current lease liability	$-	$553,973
Non-current lease liability	-	2,548,215
Total lease liability	$-	$3,102,188

Schedule of Future Undiscounted Minimum Lease Payments

Future undiscounted minimum lease payments for the lease agreements are as follows:

	September 30, 2026	December 31, 2025
Within one year	$-	$800,652
After one year but not more than five years	-	2,984,620
More than five years	-	-
	$-	$3,785,272